Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 13,377	$ 12,293	$ 11,526	$ 12,209	$ 10,882	$ 10,925	$ 10,491	$ 10,064	$ 9,104	$ 9,463	$ 9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 12,747	11,799	11,142	11,888	10,672	10,791	10,418	10,082	9,184	9,613	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 13,121	12,120	11,414	12,138	10,870	10,947	10,536	10,164	9,235	9,634	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 13,140	12,127	11,409	12,157	10,874	10,939	10,548	10,157	9,215	9,614	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,405,225	1,288,294	1,204,674	1,272,169	1,131,122	1,132,318	1,084,346	1,037,005	935,728	969,554	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Account Value	$ 15,518	14,056	13,264	13,863	12,412	12,414	11,864	11,383	10,309	9,946	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Account Value	$ 15,518	14,056	13,264	13,863	12,412	12,414	11,864	11,383	10,309	9,946	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Account Value	$ 15,518	14,056	13,264	13,863	12,412	12,414	11,864	11,383	10,309	9,946	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,727	11,158	11,547	12,705	12,795	11,619	10,750	10,837	10,893	10,282	10,000
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Account Value	$ 15,518	14,056	13,264	13,863	12,412	12,414	11,864	11,383	10,309	9,946	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,172,680	1,115,764	1,154,652	1,270,473	1,279,452	1,161,858	1,074,990	1,083,660	1,089,267	1,028,241	1,000,000
Bloomberg US High Yield 1-5 Year Cash Pay 2% Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 1-5 Year Cash Pay 2% Constrained Index
Account Value	$ 1,551,844	$ 1,405,573	$ 1,326,422	$ 1,386,284	$ 1,241,155	$ 1,241,395	$ 1,186,429	$ 1,138,262	$ 1,030,938	$ 994,558	$ 1,000,000